Earnings per Share	12 Months Ended
Aug. 31, 2020
Earnings per Share [Abstract]
Earnings per Share
23	Earnings per Share

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended August 31,
	2020	2019	2018

Basic weighted average number of shares outstanding (000’s)	55,604	55,325	54,998
Plus dilutive effect of (000’s):
Restricted share units	–	–	–
Deferred share units	–	–	–
Performance share units	–	–	–
Diluted weighted average number of shares outstanding (000’s)	55,604	55,325	54,998

Stock awards excluded from the calculation of the diluted weighted average number of shares outstanding because their exercise price was greater than the average market price of the common shares, or their inclusion would be antidilutive (000’s)	2,012	1,701	1,799

For the years ended August 31, 2018, 2019 and 2020, the diluted amount per share was the same amount as the basic amount per share since the dilutive effect of restricted share units and deferred share units was not included in the calculation; otherwise, the effect would have been antidilutive. Accordingly, the diluted amount per share for these periods was calculated using the basic weighted average number of shares outstanding.